Automatic Common Exchange
Security Trust II




Annual Report
December 31, 1997






                                        Administrator, Custodian, Transfer Agent
Trustees                                and Paying Agent
Donald J. Puglisi, Managing Trustee     The Bank of New York
William R. Latham III                   101 Barclay Street
James B. O'Neill                        New York, New York 10286

                   Automatic Common Exchange Security Trust II

                Financial Statements as of December 31, 1997 and
            for the period June 4, 1997 (commencement of operations)
                 to December 31, 1997, Financial Highlights, and
                        Report of Independent Accountants





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AUTOMATIC COMMON EXCHANGE SECURITY TRUST II


                                TABLE OF CONTENTS

--------------------------------------------------------------------------------

Report of Independent Accountants                                             1

Financial Statements:

     Statement of Assets and Liabilities as of December 31, 1997              2

     Schedule of Investments as of December 31, 1997                          3

     Statement of Operations for the Period June 4, 1997 (Commencement
         of Operations) to December 31, 1997                                  4

     Statement of Changes in Net Assets for the Period June 4, 1997
         (Commencement of Operations) to December 31, 1997                    5

     Notes to Financial Statements                                          6-8

     Financial Highlights for the Period June 4, 1997 (Commencement of
         Operations) to December 31, 1997                                     9

--------------------------------------------------------------------------------

Report of Independent Accountants


To the Trustees and Shareholders of Automatic Common Exchange Security Trust II

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Automatic Common Exchange Security Trust II (the "Trust") as of December 31, 1997, and the related statements of operations, changes in net assets and the financial highlights for the period June 4, 1997 (commencement of operations) to December 31, 1997. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at December 31, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Automatic Common Exchange Security Trust II as of December 31, 1997, the results of its operations, the changes in its net assets, and its financial highlights for the period referred to above, in conformity with generally accepted accounting principles.



                                          PRICEWATERHOUSECOOPERS L.L.P.

New York, New York
July 1, 1998


AUTOMATIC COMMON EXCHANGE SECURITY TRUST II


STATEMENT OF ASSETS AND LIABILITIES
December 31, 1997

ASSETS

    Investments, at value (cost $224,278,749)                                      $    244,021,565
    Cash                                                                                     72,747
    Prepaid expenses                                                                        190,088
    Deferred organization costs, net of accumulated amortization of $1,959                    8,041
                                                                                   ----------------
              Total Assets                                                              244,292,441

LIABILITIES
    Accrued expenses                                                                          8,000
    Unearned expense reimbursement                                                          262,129
              Total Liabilities                                                             270,129

              Net Assets                                                           $    244,022,312
                                                                                   ================

COMPOSITION OF NET ASSETS
    $1.55 Trust Automatic Common Exchange Securities ("TRACES"),
       no par value; 9,934,235 shares issued and outstanding                            224,279,496
    Unrealized appreciation of investments                                               19,742,816
              Net Assets                                                           $    244,022,312
                                                                                   ================

              Net Asset Value per TRACES ($244,022,312 / 9,934,235 shares)         $          24.56
                                                                                   ================










See accompanying notes to financial statements.


AUTOMATIC COMMON EXCHANGE SECURITY TRUST II


SCHEDULE OF INVESTMENTS
December 31, 1997

                                                    Par           Maturity                             Market
Securities Description                             Value            Date              Cost              Value
-------------------------------------------------------------------------------------------------------------------


UNITED STATES GOVERNMENT
SECURITIES:

United States Treasury Strips             $      3,855,000        02/15/98   $      3,827,234    $     3,828,979
United States Treasury Strips                    3,855,000        05/15/98          3,773,146          3,779,172
United States Treasury Strips                    3,855,000        08/15/98          3,715,099          3,725,549
United States Treasury Strips                    3,855,000        11/15/98          3,657,181          3,674,509
United States Treasury Strips                    3,855,000        02/15/99          3,599,414          3,622,081
United States Treasury Strips                    3,855,000        05/15/99          3,542,075          3,571,503
United States Treasury Strips                    3,855,000        08/15/99          3,485,516          3,521,542
United States Treasury Strips                    3,855,000        11/15/99          3,430,368          3,472,507
United States Treasury Strips                    3,855,000       02/15/2000         3,371,126          3,424,204
United States Treasury Strips                    3,855,000       05/15/2000         3,320,561          3,378,638
                                          ----------------                   -----------------------------------
                                          $     38,550,000                         35,721,720         35,998,684
                                          ================                   -----------------------------------

FORWARD PURCHASE
CONTRACT:
Republic Industries, Inc. Common
    Stock Forward Purchase Agreements                            05/15/2000       188,557,029        208,022,881
                                                                             -----------------------------------

              Total                                                          $    224,278,749    $   244,021,565
                                                                             ===================================







See accompanying notes to financial statements.


AUTOMATIC COMMON EXCHANGE SECURITY TRUST II


STATEMENT OF OPERATIONS
For the period June 4, 1997 (commencement of operations) to December 31, 1997


--------------------------------------------------------------------------------


INTEREST INCOME                                                                      $      1,352,210

EXPENSES:
    Administrative fees and expenses                             $        19,591
    Accounting fees                                                       26,005
    Insurance expense                                                     18,620
    Trustees fees                                                          7,053
    Amortization of deferred organization costs                            1,959
    Other expenses                                                           588
                                                                 ---------------

              Total fees and expenses                                     73,816

EXPENSE REIMBURSEMENT                                                    (73,816)

        Total expenses - net                                                                        0
                                                                                     ----------------

        Net Investment Income                                                               1,352,210

        Increase in unrealized appreciation  of investments                                19,742,816
                                                                                     ----------------

        Net increase in net assets resulting from operations                         $     21,095,026
                                                                                     ================








See accompanying notes to financial statements.


AUTOMATIC COMMON EXCHANGE SECURITY TRUST II


STATEMENT OF CHANGES IN NET ASSETS
For the period June 4, 1997 (commencement of operations) to December 31, 1997


--------------------------------------------------------------------------------

OPERATIONS
    Net investment income                                      $       1,352,210
    Unrealized appreciation of investments                            19,742,816
                                                               -----------------
              Net increase in net assets
                from operations                                       21,095,026
DISTRIBUTIONS
    Net investment income                                             (1,352,210)
    Return of capital                                                 (5,543,143)
        Net decrease in net assets from distributions                 (6,895,353)
                                                               -----------------

INCREASE IN NET ASSETS FROM CAPITAL
    SHARE TRANSACTIONS
    Gross proceeds from the sale of  9,934,231 TRACES                237,179,765
    Less:
        Selling commissions and offering expenses                      7,357,226
              Net increase in net assets from capital
                share transactions                                   229,822,539

              Total increase in net assets for the period            244,022,212

              Net assets, beginning of period                                100

              Net assets, end of period                        $     244,022,312
                                                               =================






See accompanying notes to financial statements.

AUTOMATIC COMMON EXCHANGE SECURITY TRUST II

NOTES TO FINANCIAL STATEMENTS
For the period June 4, 1997 (commencement of operations) to December 31, 1997
--------------------------------------------------------------------------------

Note 1.      Organization

Automatic Common Exchange Security Trust II ("Trust") was established on February 21, 1997 and is registered as a non-diversified closed-end management investment company under the Investment Company Act of 1940 (the "Act"). In June 1997, the Trust sold $1.55 Trust Automatic Common Exchange Securities ("TRACES") to the public pursuant to a Registration Statement on Form N-2 under the Securities Act of 1933 and the Act. The Trust used the proceeds to purchase a portfolio comprised of stripped U.S. Treasury securities and a forward purchase contract for shares of common stock of Republic Industries, Inc. ("Republic"), a New York corporation, with certain existing shareholders of Republic ("Sellers"). Each TRACES represents between 0.8333 shares and 1 share of Republic common stock. The Republic common stock or its cash equivalent is deliverable pursuant to the contract on May 15, 2000 and the Trust will thereafter terminate.

Pursuant to the Administration Agreement between the Trust and The Bank of New York (the "Administrator"), the Trustees have delegated to the Administrator the administrative duties with respect to the Trust.

Note 2.      Significant Accounting Policies

The following is a summary of the significant  accounting  policies  followed by
the  Trust,  which  are  in  conformity  with  generally   accepted   accounting
principles.

    Valuation of Investments

       The U.S. Treasury Strips are valued at the mean of the bid and ask prices at the close of the period. Amortized cost is calculated on a basis which approximates the effective interest method. The forward purchase contract is valued on the basis of the bid price received by the Trust at the end of each period from an independent broker-dealer firm unaffiliated with the Trust who is in the business of making bids on financial instruments similar to the contract and with terms comparable thereto.

    Investment Transactions

       Securities transactions are accounted for as of the date the securities are purchased and sold (trade date). Interest income is recorded as earned and consists of accrual of discount. Unrealized gains and losses are accounted for on the specific identification method.

    Use of Estimates

       The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and

AUTOMATIC COMMON EXCHANGE SECURITY TRUST II

NOTES TO FINANCIAL STATEMENTS
For the period June 4, 1997 (commencement of operations) to December 31, 1997
--------------------------------------------------------------------------------

       the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

    Organization Expenses

       Organization expenses of $10,000 are being amortized on a straight-line basis over the life of the Trust beginning at the commencement of operations of the Trust.

Note 3.      Distributions

TRACES holders are entitled to receive distributions from the maturity of U.S. Treasury Strips of $1.5519 per annum or $0.388 per quarter (except for the first distribution on August 15, 1997 which was $0.3061), payable quarterly commencing August 15, 1997.

Note 4.      Purchases and Sales of Investments

Purchases and maturities of U.S. Treasury Strips for the period ended December 31, 1997 totaled $41,265,510 and $6,896,000, respectively. There were no sales of such investments during the period. Purchase of the forward purchase contract during the period totaled $188,761,609.

Note 5.      Trustees Fees

Each of the three Trustees were paid a one-time, up-front fee of $10,800 for their services during the life of the Trust. In addition, the Managing Trustee was paid an additional one-time, up-front fee of $3,600 for serving in such capacity. The total fees paid to the Trustees of $36,000 is being expensed over the life of the Trust. As of December 31, 1997, the Trust had expensed $7,053 of such fees.

Note 6.      Income Taxes

The Trust is not an association taxable as a corporation for Federal income tax purposes; accordingly, no provision is required for such taxes.

As of December 31, 1997, unrealized appreciation of investments, based on cost for Federal income tax purposes, aggregated $19,742,816. The cost of investment securities for Federal income tax purposes was $224,278,749 at December 31, 1997.

Note 7.      Expenses

The estimated expenses to be incurred by the Trust in connection with its ongoing operations is $100,000 annually. Of this amount, $325,945 was paid to the Administrator by Goldman, Sachs & Co. ("Goldman Sachs"). At December 31, 1997, $253,945 had been paid by the Administrator for current and prepaid administrative and related operating expenses. All administrative and related operating expenses incurred by the Trust are reflected in the Trust's financial statements net of amounts reimbursed. Expenses incurred in excess of these estimated amounts will be paid by Goldman Sachs.

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AUTOMATIC COMMON EXCHANGE SECURITY TRUST II

NOTES TO FINANCIAL STATEMENTS
For the period June 4, 1997 (commencement of operations) to December 31, 1997
--------------------------------------------------------------------------------

Note 8.      Forward Purchase Contract

On June 4, 1997, the Trust entered into a forward purchase contract with certain existing stockholders of Republic (the "Sellers") and paid to the Sellers $188,761,609 in connection therewith. Pursuant to such contract, the Sellers are obligated to deliver to the Trust a specified number of shares of Republic common stock on May 15, 2000 (the "Exchange Date") so as to permit the holders of the TRACES to exchange on the Exchange Date each of their TRACES for between
0.8333 and 1.00 shares of Republic common stock. See the Trust's original prospectus dated May 29, 1997 for the formula upon which such exchange will be determined.

Offering expenses related to the Trust of $204,580 were paid by the Sellers. This amount has been recorded as a reduction in the cost of the forward contract.

The forward purchase contracts held by the Trust at December 31, 1997 are as follows:

                                   Exchange               Cost of             Contract               Unrealized
                                     Date                Contract               Value               Appreciation
Republic Industries, Inc.
Common Stock Forward
     Purchase Agreements           05/15/00         $   188,557,029       $   208,022,881         $   19,465,852
                                                    ===============       ===============         ==============

The Sellers' obligations under the forward purchase contracts are collateralized by shares of Republic Common Stock which are being held in the custody of the Trust's Custodian, The Bank of New York. At December 31, 1997, the Custodian held 9,934,235 shares with an aggregate market value of $231,591,853.

Note 9.      Capital Share Transactions

On May 27, 1997, one TRACES was sold to one of the underwriters of the Trust for $100. As a result of a stock split effected immediately prior to the public offering of the TRACES, this TRACES was converted into four TRACES. During the offering period, the Trust sold 9,934,231 TRACES to the public and received net proceeds of $229,822,539 ($237,179,765 net of sales commission and offering expenses of $7,357,226). As of December 31, 1997, there were 9,934,235 TRACES issued and outstanding.

AUTOMATIC COMMON EXCHANGE SECURITY TRUST II

Financial Highlights
--------------------------------------------------------------------------------


The Trust's financial highlights are presented below. The per share operating performance data is designed to allow investors to trace the operating performance, on a per share basis, from the Trust's beginning net asset value to the ending net asset value so that they can understand what effect the individual items have on their investment assuming it was held throughout the period. Generally, the per share amounts are derived by converting the actual dollar amounts incurred for each item as disclosed in the financial statements to their equivalent per share amounts.

The total investment return based on market value measures the Trust's performance assuming investors purchased shares at market value as of the beginning of the period, reinvested dividends and other distributions at market value, and then sold their shares at the market value per share on the last day of the period. The total return computations do not reflect any sales charges investors may incur in purchasing or selling shares of the Trust. The total investment return for a period of less than one year is not annualized.

                                                                            June 4, 1997
                                                                            (Commencement
                                                                          of Operations) to
                                                                          December 31, 1997

Per Share Operating Performance (for a TRACES outstanding throughout the period)
Investment income                                                         $           0.14
Expenses                                                                                 0
                                                                          ----------------
Investment income - net                                                               0.14
                                                                          ----------------
Less distribution from:
           Distributions from income                                                 (0.14)
           Return of capital                                                         (0.56)
                Total distributions                                                  (0.70)

Adjustment to capital (offering expenses)                                            (0.02)
Unrealized gain on investments                                                        1.99
                                                                          ----------------
Net increase in net asset value                                                       1.41
Beginning net asset value                                                            23.15   *
                                                                          -----------------
Ending net asset value                                                    $          24.56
                                                                          ================
Ending market value                                                       $          23.50   **
                                                                          =================

Total investment return based on market value                                         1.17   %

Ratios/Supplemental data Ratio of expenses to average net assets:
    Before reimbursement                                                              0.03   %
    After reimbursement                                                               0.00   %
Ratio of net investment income to average net assets:
    Before reimbursement                                                              0.54   %
    After reimbursement                                                               0.57   %
Net assets, end of period (in thousands)                                  $        244,022
  * Net proceeds less selling commissions ($0.72 per share).
  ** Closing price on New York Stock Exchange at December 31, 1997.

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